SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information

Supplemental cash flow information was as follows:

Years Ended December 31,	2014	2013	2012
Interest paid	$4,393	$5,334	$2,802
Income taxes net of refunds	$82,850	$73,168	$46,819
Common stock issued for Carrier Enterprise III	—	—	$93,250